Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 414,959	$ 470,845	$ 168,863
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	7 years